RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY	12 Months Ended
Mar. 31, 2020
RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY
RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY

NOTE 10 –  RIGHT-OF–USE ASSETS AND LEASE LIABILITY

The Company has several operating leases for offices in the PRC. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective April 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of March, 2020. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term. As of April 1, 2019, the Company recorded ROU asset and lease liability of US$2,559,646

The Company’s operating leases primarily include leases for office space. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheets. Total lease expense amounted to US$1,976,738. Total cash paid for operating leases amounted to US$ 2,100,320 for the year ended March 31, 2020. Supplemental balance sheet information related to operating leases was as follows:

March 31,
2020
USD
Right-of-use assets	750,499

Operating lease liabilities - current	778,039
Operating lease liabilities - non-current	13,499
Total operating lease liabilities	791,538

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.3
Weighted average discount rate	4.8%

The following is a schedule of maturities of lease liabilities as of March 31, 2020:

March 31,
2020
2021	808,050
2022	31,813
Total lease payments	839,863
Less: imputed interest	48,325
Present value of lease liabilities	791,538